Business Segment Reporting (Schedule Of Reconciliation Of Reportable Segment Adjusted EBITDA To Net Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Reportable Segment Adjusted EBITDA to Net Income (Loss)
Reportable Segment Adjusted EBITDA	$ 450	$ 395
Depreciation and amortization expense	(76)	(74)	(99)	(100)	(121)
Non-cash impairment of software and other related costs	(47)
Non-cash stock-based compensation expense	(5)	(3)	(4)	(7)	(8)
Restructuring charges	(7)	(4)	(6)	(15)	(7)
Management and consulting fees	(4)	(5)	(7)	(7)	(8)
Consulting agreement termination fees	(21)
(Loss) income from discontinued operations, net of income taxes	(98)	(533)	(549)	(696)	53
Benefit (provision) for income taxes	(26)	(43)	(43)	8	6
Loss on extinguishment of debt	(65)			(55)
Interest expense	(171)	(186)	(247)	(245)	(266)
Other		(1)	(2)	(1)
Net (Loss) Income	(76)	(489)	(507)	(714)	46
SvM [Member]
Reconciliation of Reportable Segment Adjusted EBITDA to Net Income (Loss)
Reportable Segment Adjusted EBITDA	450	395
Depreciation and amortization expense	(76)	(74)
Management and consulting fees	(4)	(5)
Other	1
Operating Segment [Member]
Reconciliation of Reportable Segment Adjusted EBITDA to Net Income (Loss)
Reportable Segment Adjusted EBITDA	450	395	489	453	431
Depreciation and amortization expense			(89)	(92)	(112)
Terminix [Member] | Operating Segment [Member]
Reconciliation of Reportable Segment Adjusted EBITDA to Net Income (Loss)
Reportable Segment Adjusted EBITDA	248	223	266	266	249
Depreciation and amortization expense			(73)	(76)	(76)
Terminix [Member] | Operating Segment [Member] | SvM [Member]
Reconciliation of Reportable Segment Adjusted EBITDA to Net Income (Loss)
Reportable Segment Adjusted EBITDA	248	223
American Home Shield [Member] | Operating Segment [Member]
Reconciliation of Reportable Segment Adjusted EBITDA to Net Income (Loss)
Reportable Segment Adjusted EBITDA	144	114	145	117	107
Depreciation and amortization expense			(8)	(8)	(27)
American Home Shield [Member] | Operating Segment [Member] | SvM [Member]
Reconciliation of Reportable Segment Adjusted EBITDA to Net Income (Loss)
Reportable Segment Adjusted EBITDA	144	114
Other Operations and Headquarters [Member]
Reconciliation of Reportable Segment Adjusted EBITDA to Net Income (Loss)
Reportable Segment Adjusted EBITDA	(7)	(34)
Depreciation and amortization expense			(10)	(8)	(9)
Other Operations and Headquarters [Member] | SvM [Member]
Reconciliation of Reportable Segment Adjusted EBITDA to Net Income (Loss)
Reportable Segment Adjusted EBITDA	(7)	(34)
Franchise Services Group | Operating Segment [Member]
Reconciliation of Reportable Segment Adjusted EBITDA to Net Income (Loss)
Reportable Segment Adjusted EBITDA	58		78	70	75
Depreciation and amortization expense			(8)	(8)	(9)
Franchise Services Group | Operating Segment [Member] | SvM [Member]
Reconciliation of Reportable Segment Adjusted EBITDA to Net Income (Loss)
Reportable Segment Adjusted EBITDA	$ 58	$ 57